Available-for-Sale Securities (Detail) - USD ($) $ in Millions		9 Months Ended				12 Months Ended
		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost - maturity less than 1 year		$ 11				$ 10
Amortized cost - maturity between 1 and 5 years		89				87
Amortized cost - maturity between 6 and 10 years		71				64
Amortized cost - maturity in excess of 10 years		62				65
Amortized cost total		233				226
Fair value - maturity less than 1 year		11				10
Fair value - maturity between 1 and 5 years		91				89
Fair value - maturity between 6 and 10 years		73				67
Fair value - maturity in excess of 10 years		66				71
Fair value total		241				237
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Proceeds from sales of NDT securities		143	[1]	$ 112	[1]	154	$ 144	$ 139
Other proceeds from sales				6		9		3
Gross realized gains	[2]	19		17		23	17	29
Gross realized losses	[2]	16		$ 6		10	7	$ 21
NDT Funds
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost		532				522	497
Gross unrealized gains		381				428	370
Gross unrealized losses		0				0	3
Fair value		913				$ 950	864
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Percentage of shortfall PPL Susquehanna would be obligated to fund						90.00%
NDT Funds | Cash and cash equivalents
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost		13				$ 19	14
Gross unrealized gains		0				0	0
Gross unrealized losses		0				0	0
Fair value		13				19	14
NDT Funds | Equity securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost		292				283	265
Gross unrealized gains		373				417	363
Gross unrealized losses		0				0
Fair value		665				700	628
NDT Funds | Debt securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost		227				218	217
Gross unrealized gains		8				11	7
Gross unrealized losses		0				0	3
Fair value		235				229	221
NDT Funds | Receivables/payables, net
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost		0				2	1
Gross unrealized gains		0				0
Gross unrealized losses		0				0
Fair value						2	1
Auction Rate Securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost		6				8	17
Gross unrealized gains		0
Gross unrealized losses		0				0	1
Fair value		$ 6				$ 8	$ 16

[1]	These proceeds are used to pay income taxes and fees related to managing the trust. Remaining proceeds are reinvested in the trust.
[2]	Excludes the impact of other-than-temporary impairment charges recognized on the Statements of Income.